10 Trade receivables (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables
Write-offs	R$ (329,512)	R$ (179,929)	R$ (184,555)
(Losses)/reversal with state entities - related parties	290	(5,597)	1,294
(Losses) with private sector / government entities	(176,776)	(54,064)	(61,315)
(Losses)/reversal with wholesale customers	0	0	(29,458)
Recoveries	61,172	111,491	107,307
Amount recorded expense	R$ (444,826)	R$ (128,099)	R$ (166,727)